Cover Page	Apr. 24, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 24, 2025
Entity File Number	001-16111
Entity Registrant Name	GLOBAL PAYMENTS INC.
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-2567903
Entity Address, Address Line One	3550 Lenox Road,
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	770
Local Phone Number	829-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001123360
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	GPN
Security Exchange Name	NYSE
4.875% Senior Notes Due 2031
Document Information [Line Items]
Title of 12(b) Security	4.875% Senior Notes due 2031
Trading Symbol	GPN31A
Security Exchange Name	NYSE